FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway

San Mateo, CA 94403-1906

Tel 650.312.2000

June 21, 2013

Filed Via EDGAR (CIK #0000872625)

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

            RE:  Franklin Strategic Series (Registrant)

            File Nos. 033-39088 and 811-06243

Dear Sir or Madam:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 64 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933, as amended (1933 Act), and the Investment Company Act of 1940, as amended (1940 Act).

The Amendment is being filed in order to register shares of a new series of the Registrant for public sale under the 1933 Act. The new series will be called Franklin Global Government Bond Fund (the Fund). The Fund will offer five share classes, Class A, Class C, Class R, Class R6 and Advisor Class.

The Fund will have an investment goal of total return, consisting of interest income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in “government bonds” of issuers located around the world. This filing includes a Class A, C, R, R6 and Advisor Class prospectus and a Class A, C, R, R6 and Advisor Class statement of additional information (SAI) for the Fund. We believe that the Fund's operations do not raise novel or complex issues of law or policy.

In addition, pursuant to Release No. 13768 under the 1940 Act, the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from disclosure recently reviewed by the Staff of the U.S. Securities and Exchange Commission.  The Staff recently reviewed an amendment to the registration statement of Templeton Income Trust (Temp.IT) that was filed pursuant to Rule 485(a)(2) under the 1933 Act on January 16, 2013 to register shares of a new series of Temp.IT, the Templeton Emerging Markets Bond Fund (EM Bond Fund) that offers five share classes, Class A, Class C, Class R, Class R6 and Advisor Class (Post-Effective Amendment No. 41/Accession No. 0001379491-13-000026) (Temp.IT Amendment).  The non-investment related sections of the Fund’s prospectus and SAI included in the Amendment are substantially similar to those sections in the EM Bond Fund’s prospectus and SAI included in the Temp.IT Amendment, except with respect to the “Management” sections of the Fund’s Prospectus, which reflects a different investment manager for the Fund than the EM Bond Fund.

Pursuant to Rule 485(a)(2) under the 1933 Act, the Amendment will become effective at least seventy-five days after the filing.

The Amendment relates only to the Franklin Global Government Bond Fund series of the Registrant.  The Amendment does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please direct any questions or comments relating to this filing to Kristin Ives, Esq. at (215) 564-8037.

Very truly yours,

/s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

KLS: dac